Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss	$ (81)	$ (2,946)	$ (11,212)	$ (22,555)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		2	6	31
Stock-based compensation	1,666	203	592	1,473
Changes in lease liability	9	(16)	(37)	(69)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	658	2,020	4,472	4,712
Accounts payable, accrued and other current liabilities	(5,499)	254	(1,811)	296
Net cash used in operating activities	(3,247)	(483)	(7,990)	(16,112)
Investing activities:
Purchase of property, plant and equipment				(6)
Net cash used in investing activities				(6)
Financing activities:
Proceeds, net of issuance costs, from issuing common stock and pre-funded warrants, net	3,894		6,209	1,049
Costs from issuing common stock and pre-funded warrants	(248)	(79)
Proceeds from the exercise of stock options and warrants, net of issuance costs			1,613
Payment of preferred stock dividend				(201)
Net cash provided by (used) in financing activities	3,646	(79)	7,822	848
Effect of exchange rate changes on cash and cash equivalents	(86)	(18)	(73)	303
Net increase (decrease) in cash and cash equivalents	313	(580)	(241)	(14,967)
Cash and cash equivalents, beginning of period	3,137	3,378	3,378	18,345
Cash and cash equivalents, end of period	3,450	2,798	3,137	3,378
Cash received during the period for:
Interest	9	1	96	266
Research & development tax credits		2,925	3,715	4,846
Cash paid during the period for:
Interest	4		4
Taxes		2	2	2
Noncash financing activities:
Accrual of preferred stock dividends				$ 50